Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) [Line Items]
Expected dividend yield		0.00%	0.00%
Weighted average grant-date fair value per share (in Dollars per share)		$ 3.47	$ 1.72	$ 1.77
Stock option exercise price (in Dollars)			$ 671	$ 332
Unrecognized compensation cost for options issued (in Dollars)		$ 8,433		$ 7,693
Estimated weighted-average amortization period		2 years 255 days	2 years 255 days
Vested options to acquire shares	350,000
Vested options to acquire per share (in Dollars per share)		$ 2.94
Plan 2017 [Member]
Stock-Based Compensation (Details) [Line Items]
Number of stock options issued		42,079,496	42,079,496
No of shares remaining for future grant		18,861,114	19,340,752
Percentage of fair market value		100.00%	100.00%